UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-4670

DWS Global/International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period: 05/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                              as of May 31, 2006 (Unaudited)

DWS Global Thematic Fund

(formerly Scudder Global Fund)

	Shares	Value ($)

Common Stocks 93.4%
Australia 0.6%
Australian Agricultural Co., Ltd.	717,505	1,015,847
Macquarie Airports	2,875,000	6,604,521

(Cost $8,214,122)		7,620,368
Austria 1.2%
Erste Bank der Oesterreichischen Sparkassen AG (a) (Cost $13,893,994)	259,000	14,762,146
Bermuda 3.0%
Credicorp Ltd.	376,600	9,866,920
Marvell Technology Group Ltd.*	208,000	9,915,360
Tyco International Ltd.	623,800	16,911,218

(Cost $38,792,974)		36,693,498
Brazil 1.8%
Diagnosticos da America SA*	310,400	6,174,443
Gol-Linhas Aereas Inteligentes SA (ADR) (Preferred) (a)	305,900	9,562,434
Petroleo Brasileiro SA (ADR)	72,200	6,270,570

(Cost $22,928,207)		22,007,447
Canada 1.1%
Goldcorp, Inc.	291,600	8,961,107
Meridian Gold, Inc.*	164,400	5,089,460

(Cost $4,869,273)		14,050,567
China 1.1%
Shanghai Electric Group Co., Ltd. "H"*	16,503,700	5,967,160
Xinao Gas Holdings Ltd.	7,220,900	7,470,253

(Cost $12,499,734)		13,437,413
Finland 1.0%
Neste Oil Oyj	184,900	6,252,715
UPM-Kymmene Oyj	286,900	6,150,542

(Cost $10,180,881)		12,403,257
France 3.3%
Credit Agricole SA (a)	212,519	7,913,656
Total SA (a)	501,876	32,761,639

(Cost $29,407,183)		40,675,295
Germany 11.4%
Allianz AG (Registered)	61,943	9,634,756
BASF AG	109,223	8,889,538
Bayer AG	290,683	13,057,152
Bayerische Motoren Werke AG	202,571	10,422,649
Commerzbank AG (a)	175,936	6,604,692
DaimlerChrysler AG (a)	240,600	12,657,966
Deutsche Post AG (Registered)	680,896	18,464,550
Deutsche Telekom AG (Registered)	1,089,076	17,684,019

E.ON AG	82,155	9,478,517
Gfk AG*	258	10,352
Siemens AG (Registered)	129,510	11,144,628
Stada Arzneimittel AG (a)	289,696	11,589,773
TUI AG (a)	606,105	12,291,570

(Cost $128,275,994)		141,930,162
Hong Kong 2.0%
A-S China Plumbing Products Ltd.*	6,700,000	2,061,891
Dah Sing Financial Group	390,000	3,161,557
Hongkong & Shanghai Hotels Ltd.	5,526,300	6,419,926
Industrial & Commercial Bank of China (Asia) Ltd.	3,105,200	4,410,671
Sun Hung Kai Properties Ltd.	820,000	8,484,144

(Cost $27,317,327)		24,538,189
Hungary 0.5%
Magyar Telekom Telecommunications (ADR) (Cost $5,741,162)	263,100	5,622,447
India 0.7%
Infosys Technologies Ltd. (Cost $6,055,008)	136,400	8,588,976
Israel 1.8%
Check Point Software Technologies Ltd.*	380,400	7,349,328
NICE Systems Ltd. (ADR)*	226,800	6,168,960
Teva Pharmaceutical Industries Ltd. (ADR) (a)	241,400	8,789,374

(Cost $21,749,448)		22,307,662
Italy 1.6%
Assicurazioni Generali SpA (a)	157,100	5,717,062
Saras SpA Raffinerie Sarde*	675,000	4,406,897
Telecom Italia SpA	3,251,500	9,106,688

(Cost $19,682,963)		19,230,647
Japan 6.5%
FANUC Ltd.	102,800	9,180,959
Komatsu Ltd.	528,000	10,717,112
Mitsubishi Estate Co., Ltd.	491,000	9,782,031
Mitsui Fudosan Co., Ltd.	576,000	11,960,890
Mizuho Financial Group, Inc.	2,416	19,773,775
Nomura Holdings, Inc.	385,000	7,600,220
Shinsei Bank Ltd.	1,790,000	11,977,186

(Cost $43,008,113)		80,992,173
Korea 4.2%
Hankook Tire Co., Ltd.	508,900	6,855,858
Hynix Semiconductor, Inc.*	171,900	5,723,420
Hyundai Motor Co.	142,620	11,017,883
Kumho Tire Co., Inc.	409,300	5,904,686
Samsung Electronics Co., Ltd.	18,980	12,210,035
Ssangyong Motor Co.*	987,200	5,492,041
STX Pan Ocean Co., Ltd.	13,349,000	5,092,751

(Cost $51,964,422)		52,296,674
Malaysia 1.0%
AMMB Holdings Bhd.	4,460,800	3,097,823
Resorts World Bhd.	2,742,700	9,218,098
RHB Capital Bhd.	650,200	449,836

(Cost $11,650,345)		12,765,757

Mexico 3.3%
Fomento Economico Mexicano SA de CV (ADR)*	244,500	20,975,655
Grupo Aeroportuario del Sureste SA de CV (ADR)	197,300	6,741,741
Grupo Televisa SA (ADR)	700,800	12,887,712

(Cost $39,203,912)		40,605,108
Netherlands 1.3%
ABN AMRO Holding NV (Cost $15,997,910)	584,700	16,171,600
Norway 0.5%
Norsk Hydro ASA (Cost $6,222,365)	237,050	6,679,651
Poland 0.5%
Telekomunikacja Polska SA (GDR) (REG S) (Cost $5,984,381)	973,300	5,995,528
Russia 1.3%
Mobile TeleSystems (ADR)	174,300	5,229,000
OAO Gazprom (ADR) (REG S)	93,750	4,004,178
OAO Vimpel-Communications (ADR)*	162,100	6,785,506

(Cost $13,250,671)		16,018,684
Singapore 0.3%
DBS Group Holdings Ltd. (Cost $1,906,743)	361,000	3,976,474
South Africa 0.9%
Lewis Group Ltd.	789,656	6,837,130
Naspers Ltd. "N"	266,600	4,868,443

(Cost $10,457,815)		11,705,573
Spain 1.5%
Repsol YPF SA (ADR) (a) (Cost $18,609,935)	653,800	18,339,090
Sweden 1.6%
Atlas Copco AB "B"	372,300	9,299,020
Telefonaktiebolaget LM Ericsson "B"	3,262,400	10,443,576

(Cost $21,234,175)		19,742,596
Switzerland 2.9%
Credit Suisse Group (Registered)	211,026	12,184,605
Julius Baer Holding Ltd. (Registered)	169,149	14,925,272
Novartis AG (Registered)	159,792	8,859,055

(Cost $27,472,736)		35,968,932
Taiwan 1.6%
Asustek Computer, Inc.	3,953,000	9,306,219
Bank of Kaohsiung	2,517,000	1,147,435
Chunghwa Telecom Co., Ltd. (ADR)	301,500	6,177,735
SinoPac Financial Holdings Co., Ltd.	6,464,000	3,176,330

(Cost $20,840,999)		19,807,719
Thailand 1.2%
Bangkok Bank PCL (Foreign Registered)	1,401,500	3,924,517
Kasikornbank PCL (Foreign Registered)	1,121,600	1,893,320
PTT Chemical PCL (Foreign Registered)	1,995,511	4,290,859
Thai Oil PCL (Foreign Registered)	3,347,700	5,354,915

(Cost $14,166,450)		15,463,611
Turkey 1.3%
Turkcell Iletisim Hizmetleri AS (ADR)	415,600	5,195,000

Turkiye Is Bankasi "C"	1,932,000	11,408,001

(Cost $20,739,529)		16,603,001
United Kingdom 6.4%
Anglo American PLC	306,335	12,336,103
GlaxoSmithKline PLC	616,980	17,069,460
HSBC Holdings PLC	589,200	10,309,916
Kingfisher PLC	2,354,864	9,975,961
Royal Bank of Scotland Group PLC	464,099	14,965,527
William Morrison Supermarkets PLC	4,070,559	14,902,741

(Cost $69,347,787)		79,559,708
United States 26.0%
AGCO Corp.*	76,000	1,858,960
Akamai Technologies, Inc.*	201,800	6,314,322
Bunge Ltd.	213,700	12,095,420
Caremark Rx, Inc.*	204,500	9,809,865
Cisco Systems, Inc.*	1,061,875	20,897,700
Citigroup, Inc.	403,475	19,891,317
Coca-Cola Co.	312,250	13,748,367
Dell, Inc.* (a)	359,675	9,128,552
E.I. du Pont de Nemours & Co.	293,250	12,471,923
EMC Corp.*	1,157,975	14,822,080
ExxonMobil Corp.	328,100	19,984,571
General Electric Co.	668,250	22,894,245
General Mills, Inc.	197,800	10,263,842
Intel Corp.	770,000	13,875,400
Johnson & Johnson	142,400	8,575,328
KKR Private Equity Investors LP (Unit)*	276,300	6,650,541
MetLife, Inc.	207,950	10,703,187
Monsanto Co.	122,600	10,318,016
Oracle Corp.*	926,975	13,181,584
Pfizer, Inc.	422,100	9,986,886
Schlumberger Ltd.	218,650	14,336,880
St. Jude Medical, Inc.*	450,550	15,363,755
Symantec Corp.*	730,640	11,397,984
The Goldman Sachs Group, Inc.	68,750	10,377,813
Wyeth	216,975	9,924,437
Zimmer Holdings, Inc.*	231,375	14,009,756

(Cost $303,711,552)		322,882,731

Total Common Stocks (Cost $1,045,378,110)		1,159,442,684
Preferred Stocks 1.3%
Brazil 0.4%
Braskem SA "A" (Cost $6,073,595)	761,000	4,646,625
Germany 0.9%
Porsche AG (Cost $8,399,243)	11,571	11,217,878

Total Preferred Stocks (Cost $14,472,838)		15,864,503
Rights 0.0%
France
Arkema* (a) (Cost $310,079)	125,469	445,350

	Principal Amount ($)	Value ($)

Other Investments 0.0%
Brazil
Companhia Vale do Rio Doce* (Cost $0)	389,000	7,065
	Shares	Value ($)

Exchange Traded Funds 1.7%
United States
iShares Nasdaq Biotechnology Index Fund* (a) (Cost $20,456,200)	284,575	20,830,890
	Contracts	Value ($)

Call Options Purchased 0.0%
Microsoft Corp., expiring 1/25/2007, Strike Price $25.0 (Cost $745,463)	4,825	482,500

	Shares	Value ($)

Securities Lending Collateral 10.0%
Daily Assets Fund Institutional, 5.0% (b) (c) (Cost $123,754,493)	123,754,493	123,754,493
Cash Equivalents 1.8%
Cash Management QP Trust, 5.01% (d) (Cost $22,719,740)	22,719,740	22,719,740
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 1,227,836,923)	108.2	1,343,547,225
Other Assets and Liabilities, Net	(8.2)	(101,663,000)

Net Assets	100.0	1,241,884,225

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. The value of all securities loaned at May 31, 2006 amounted to $118,746,616 which is 9.6% of net assets.
(b)	Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending.
(d)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt
GDR: Global Depositary Receipt
At May 31, 2006, the DWS Global Thematic Fund had the following sector diversification:

Sector	Market Value ($)	As a % of Common and Preferred Stocks
Financials	283,507,741	24.1%
Information Technology	159,323,496	13.6%
Consumer Discretionary	140,970,542	12.0%
Industrials	128,078,254	10.9%
Health Care	120,152,132	10.2%
Energy	118,391,106	10.1%
Materials	95,510,345	8.1%
Telecommunication Services	61,795,923	5.3%
Consumer Staples	58,099,131	4.9%
Utilities	9,478,517	0.8%
Total Common and Preferred Stocks	1,175,307,187	100.0%

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global Thematic Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	July 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Global Thematic Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	July 24, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 July 24, 2006